SHARE-BASED PAYMENTS - Employee Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
Share option plan, equity settled	$ 17	$ 16
Long-term share unit award incentive plan	11	50
Share-based compensation expense	28	66
Total carrying amount of liabilities for cash settled arrangements	60	95
Total intrinsic value of liability for vested benefits	$ 39	$ 57